SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of property, equipment and software

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	4 years
Furniture and tools	3 - 5 years
Electronic equipment	3 years
Computer software	3 - 5 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets